Expense Example - Allspring Municipal Fixed Income Funds	Jun. 30, 2026 USD ($)
California Limited-Term Tax-Free Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 280
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	1,223
California Limited-Term Tax-Free Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	298
Expense Example, with Redemption, 10 Years	673
California Tax-Free Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	523
Expense Example, with Redemption, 3 Years	695
Expense Example, with Redemption, 5 Years	882
Expense Example, with Redemption, 10 Years	1,422
California Tax-Free Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	491
Expense Example, with Redemption, 5 Years	853
Expense Example, with Redemption, 10 Years	1,872
California Tax-Free Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	287
Expense Example, with Redemption, 10 Years	649
High Yield Municipal Bond Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	528
Expense Example, with Redemption, 3 Years	735
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	1,602
High Yield Municipal Bond Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	532
Expense Example, with Redemption, 5 Years	930
Expense Example, with Redemption, 10 Years	2,046
High Yield Municipal Bond Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	785
High Yield Municipal Bond Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	845
Intermediate Tax/AMT-Free Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	365
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	722
Expense Example, with Redemption, 10 Years	1,258
Intermediate Tax/AMT-Free Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	244
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	836
Expense Example, with Redemption, 10 Years	1,844
Intermediate Tax/AMT-Free Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	237
Expense Example, with Redemption, 10 Years	552
Intermediate Tax/AMT-Free Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	265
Expense Example, with Redemption, 10 Years	614
Minnesota Tax-Free Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	531
Expense Example, with Redemption, 3 Years	715
Expense Example, with Redemption, 5 Years	915
Expense Example, with Redemption, 10 Years	1,491
Minnesota Tax-Free Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	720
Municipal Bond Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	521
Expense Example, with Redemption, 3 Years	673
Expense Example, with Redemption, 5 Years	838
Expense Example, with Redemption, 10 Years	1,316
Municipal Bond Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
Municipal Bond Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
Municipal Bond Fund | Admin
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	850
Municipal Bond Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Pennsylvania Tax-Free Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	522
Expense Example, with Redemption, 3 Years	719
Expense Example, with Redemption, 5 Years	932
Expense Example, with Redemption, 10 Years	1,546
Pennsylvania Tax-Free Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	342
Expense Example, with Redemption, 10 Years	784
Short-Term Municipal Bond Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,101
Short-Term Municipal Bond Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	240
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	807
Expense Example, with Redemption, 10 Years	1,780
Short-Term Municipal Bond Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	215
Expense Example, with Redemption, 10 Years	489
Short-Term Municipal Bond Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	242
Expense Example, with Redemption, 10 Years	551
Strategic Municipal Bond Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	476
Expense Example, with Redemption, 3 Years	639
Expense Example, with Redemption, 5 Years	816
Expense Example, with Redemption, 10 Years	1,327
Strategic Municipal Bond Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	256
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,824
Strategic Municipal Bond Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Strategic Municipal Bond Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Ultra Short-Term Municipal Income Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,002
Ultra Short-Term Municipal Income Fund | A2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	697
Ultra Short-Term Municipal Income Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	382
Ultra Short-Term Municipal Income Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	445
Wisconsin Tax-Free Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	518
Expense Example, with Redemption, 3 Years	707
Expense Example, with Redemption, 5 Years	912
Expense Example, with Redemption, 10 Years	1,501
Wisconsin Tax-Free Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	327
Expense Example, with Redemption, 10 Years	$ 742